CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF RISK
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	2026		2025
	%	$’000%		$’000

Vendor A	17.2	13,273	19.7	2,965